STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.60	$ 0.63	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	1.69	1.69	$ 1.75	$ 1.75
$0.63 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	0.60	0.63
Exercise Prices (Upper Limit)	$ 1.69	$ 1.69
Number Outstanding Currently Exercisable	18,271,486	18,006,488
Weighted Average Remaining Contractual Life	4 years 8 months 23 days	4 years 10 months 10 days
Exercise Price	$ 0.92	$ 0.92